Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Disaggregated Revenue by Primary Geographic
In the following tables, revenue is disaggregated by primary geographic market and by principal activities and products. Due to the diversified nature of the Group, the basis on which management reviews its businesses varies across the Group. Geography is the primary basis for the Americas Materials and Europe Materials businesses; while activities and products are used for the Building Products businesses.
Revenue from external customers (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation greater than 10% are included below. Further operating segment disclosures are set out in note 2.

	Year ended 31 December
	Americas Materials	Building Products	Europe Materials	Total	Americas Materials	Building Products	Europe Materials	Total	Americas Materials	Building Products	Europe Materials	Total
	2022	2022	2022	2022	2021	2021	2021	2021	2020	2020	2020	2020
Primary geographic markets	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m

Continuing operations
Republic of Ireland (country of domicile)	-	-	801	801	-	-	706	706	-	-	632	632
United Kingdom	-	238	4,003	4,241	-	220	3,979	4,199	-	161	3,157	3,318
Rest of Europe (i)	-	1,074	5,219	6,293	-	1,073	5,243	6,316	-	982	4,841	5,823
United States	13,050	6,038	-	19,088	11,172	4,446	-	15,618	9,984	3,946	-	13,930
Rest of World (ii)	1,274	473	553	2,300	1,235	479	653	2,367	1,289	385	511	2,185
Total Group from continuing operations	14,324	7,823	10,576	32,723	12,407	6,218	10,581	29,206	11,273	5,474	9,141	25,888
Discontinued operations
United Kingdom - Building Envelope	-	7	-	7	-	24	-	24	-	19	-	19
Rest of Europe (i) - Building Envelope	-	4	-	4	-	12	-	12	-	10	-	10
United States - Building Envelope	-	576	-	576	-	1,575	-	1,575	-	1,533	-	1,533
Rest of World (ii) - Building Envelope	-	58	-	58	-	164	-	164	-	137	-	137
Total Group from discontinued operations	-	645	-	645	-	1,775	-	1,775	-	1,699	-	1,699

(i)The Rest of Europe principally includes Austria, Belgium, Czech Republic, Denmark, Estonia, Finland, France, Germany, Hungary, Luxembourg, the Netherlands, Poland, Romania, Serbia, Slovakia, Spain, Sweden, Switzerland and Ukraine.
(ii)The Rest of World principally includes Australia, Brazil, Canada and the Philippines.

Schedule of Disaggregated Revenue by Principal Activities and Products	Year ended 31 December

	Americas Materials (iii)	Building Products	Europe Materials (iii)	Total	Americas Materials (iii)	Building Products	Europe Materials (iii)	Total	Americas Materials (iii)	Building Products	Europe Materials (iii)	Total
	2022	2022	2022	2022	2021	2021	2021	2021	2020	2020	2020	2020
Principal activities and products	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m

Continuing operations
Cement, lime and cement products	1,554	-	3,481	5,035	1,483	-	3,463	4,946	1,403	-	2,974	4,377
Aggregates, asphalt and readymixed products	6,979	-	3,515	10,494	6,262	-	3,606	9,868	5,604	-	3,100	8,704
Construction contract activities*	5,791	88	2,101	7,980	4,662	92	2,065	6,819	4,266	131	1,732	6,129
Architectural products	-	4,409	1,308	5,717	-	3,790	1,264	5,054	-	3,439	1,166	4,605
Infrastructure products	-	2,531	171	2,702	-	1,605	183	1,788	-	1,278	169	1,447
Construction accessories	-	795	-	795	-	731	-	731	-	626	-	626

Total Group from continuing operations	14,324	7,823	10,576	32,723	12,407	6,218	10,581	29,206	11,273	5,474	9,141	25,888
Discontinued operations
Construction contract activities* - Building Envelope	-	16	-	16	-	83	-	83	-	37	-	37
Architectural glass and glazing systems and related hardware - Building Envelope	-	629	-	629	-	1,692	-	1,692	-	1,662	-	1,662
Total Group from discontinued operations	-	645	-	645	-	1,775	-	1,775	-	1,699	-	1,699

(iii) Americas Materials and Europe Materials both operate vertically integrated businesses, which are founded in resource-backed cement and aggregates assets and which support the manufacture and supply of aggregates, asphalt, cement, readymixed and precast concrete and landscaping products. Accordingly, for the purpose of disaggregation of revenue we have included certain products together, as this is how management reviews and evaluates this business line.